Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Loss for the period	$ (62,493)	$ (78,981)	$ (87,449)
Items that may be reclassified to statement of loss
Currency translation adjustments	(9,679)	15,037	(4,336)
Total items that may be reclassified to statement of loss	(9,679)	15,037	(4,336)
Items that will not be reclassified to statement of loss (net of tax)
Remeasurement of defined benefit plans	327	(212)	2,154
Total items that will not be reclassified to statement of loss	327	(212)	2,154
Other comprehensive (loss) income for the period	(9,352)	14,825	(2,182)
Total comprehensive loss for the period	(71,845)	(64,156)	(89,631)
Attributable to owners of the parent	$ (71,845)	$ (64,156)	$ (89,631)